PROJECT ASSETS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Completed and connected to the grid [Member] CNY	Dec. 31, 2011 Completed and connected to the grid [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY	Dec. 31, 2010 Generated Electricity [Member] CNY
Property, Plant and Equipment [Line Items]
Project assets	$ 86,096,708	536,391,099	272,504,672		349,485,131
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723			1,607,066